PREPAYMENTS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Prepayments	$ 2,941,094	$ 61,707
Office Rental [Member]
Prepayments	181,379	0
Software licenses fee and others [Member]
Prepayments	47,590	61,707
Office Furniture [Member]
Prepayments	2,090,723	0
Block chain software and annual fee [Member]
Prepayments	$ 621,402	$ 0